Stockholders' Equity and Regulatory Capital - Summary of Company's and Bank's Capital Position and Bank's Capital Compared to Minimum Regulatory Capital Requirements (Parenthetical) (Detail)	Mar. 31, 2017	Mar. 31, 2016
Stockholders Equity And Regulatory Capital [Abstract]
Capital conservation buffer	1.25%	0.625%